Allowance For Loan Losses (Schedule Of Allowance For Loan Losses And Recorded Investment In Finance Receivables) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				$ 346.4				$ 356.1	$ 346.4	$ 356.1
Provision for credit losses	$ 57.6	$ 49.9	$ 18.4	34.6	$ 15.0	$ 38.2	$ 10.2	36.7	160.5	100.1	$ 64.9
Other									(9.1)	(10.7)
Gross charge-offs									(166.0)	(127.5)
Recoveries									28.4	28.4
Allowance balance - end of period	360.2				346.4				360.2	346.4	356.1
Allowance balance: Loans individually evaluated for impairment	27.8				12.4				27.8	12.4
Allowance balance: Loans collectively evaluated for impairment	327.5				333.5				327.5	333.5
Loans acquired with deteriorated credit quality--Allowance	4.9				0.5				4.9	0.5
Allowance for loan losses									360.2	346.4
Other reserves	43.1				35.4				43.1	35.4
Finance receivables: Loans individually evaluated for impairment	149.6				56.8				149.6	56.8
Finance receivables: Loans collectively evaluated for impairment	28,826.6				19,437.0				28,826.6	19,437.0
Finance receivables: Loans acquired with deteriorated credit quality	26,747.6				20,274.9				26,747.6	20,274.9
Ending balance	$ 31,671.7				$ 19,495.0				$ 31,671.7	$ 19,495.0	18,629.2
Percent of loans to total allowances	100.00%				100.00%				100.00%	100.00%
Gross charge-offs charged directly into specific allowance for loan losses									$ 21.0	$ 13.0
Loans Acquired With Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables: Loans acquired with deteriorated credit quality	$ 2,695.5				$ 1.2				2,695.5	1.2
Transportation Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				26.5				21.7	26.5	21.7
Provision for credit losses									14.5	5.5
Other									(0.1)	(0.2)
Gross charge-offs									(1.7)	(0.7)
Recoveries									0.2	0.2
Allowance balance - end of period	39.4				26.5				39.4	26.5	21.7
Allowance balance: Loans individually evaluated for impairment	0.4								0.4
Allowance balance: Loans collectively evaluated for impairment	39.0				26.5				39.0	26.5
Allowance for loan losses									39.4	26.5
Other reserves	0.2				0.3				0.2	0.3
Finance receivables: Loans individually evaluated for impairment	15.4								15.4
Finance receivables: Loans collectively evaluated for impairment	3,526.7				2,933.2				3,526.7	2,933.2
Finance receivables: Loans acquired with deteriorated credit quality	3,561.6				2,952.9				3,561.6	2,952.9
Ending balance	$ 3,542.1				$ 2,933.2				$ 3,542.1	$ 2,933.2
Percent of loans to total allowances	11.20%				15.00%				11.20%	15.00%
Gross charge-offs charged directly into specific allowance for loan losses									$ 1.0
Commercial Banking [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				282.4				278.4	282.4	$ 278.4
Provision for credit losses									131.0	63.5
Other									(8.2)	(7.7)
Gross charge-offs									(112.3)	(69.3)
Recoveries									17.6	17.5
Allowance balance - end of period	$ 310.5				$ 282.4				310.5	282.4	278.4
Allowance balance: Loans individually evaluated for impairment	27.4				11.4				27.4	11.4
Allowance balance: Loans collectively evaluated for impairment	280.0				270.5				280.0	270.5
Loans acquired with deteriorated credit quality--Allowance	3.1				0.5				3.1	0.5
Allowance for loan losses									310.5	282.4
Other reserves	42.8				34.9				42.8	34.9
Finance receivables: Loans individually evaluated for impairment	134.2				37.5				134.2	37.5
Finance receivables: Loans collectively evaluated for impairment	20,631.0				14,990.3				20,631.0	14,990.3
Finance receivables: Loans acquired with deteriorated credit quality	21,331.9				15,051.9				21,331.9	15,051.9
Ending balance	$ 20,929.2				$ 15,029.0				$ 20,929.2	$ 15,029.0
Percent of loans to total allowances	66.10%				77.10%				66.10%	77.10%
Gross charge-offs charged directly into specific allowance for loan losses										$ 13.0
Commercial Banking [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables: Loans acquired with deteriorated credit quality	$ 164.0				$ 1.2				$ 164.0	$ 1.2
Consumer And Community Banking [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for credit losses									8.7
Other									1.8
Gross charge-offs									(1.3)
Recoveries									1.1
Allowance balance - end of period	10.3								10.3
Allowance balance: Loans collectively evaluated for impairment	8.5								8.5
Loans acquired with deteriorated credit quality--Allowance	1.8								1.8
Allowance for loan losses									10.3
Other reserves	0.1								0.1
Finance receivables: Loans collectively evaluated for impairment	4,668.9								4,668.9
Ending balance	$ 7,200.4								$ 7,200.4
Percent of loans to total allowances	22.70%				0.00%				22.70%	0.00%
Consumer And Community Banking [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables: Loans acquired with deteriorated credit quality	$ 2,531.5								$ 2,531.5
Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance				$ 37.5				$ 56.0	37.5	$ 56.0
Provision for credit losses									6.3	30.9
Other									(2.6)	(2.6)
Gross charge-offs									(50.7)	(57.5)
Recoveries									9.5	10.7
Allowance balance - end of period					$ 37.5					37.5	$ 56.0
Allowance balance: Loans individually evaluated for impairment					1.0					1.0
Allowance balance: Loans collectively evaluated for impairment					36.5					36.5
Allowance for loan losses										37.5
Other reserves					0.2					0.2
Finance receivables: Loans individually evaluated for impairment					19.3					19.3
Finance receivables: Loans collectively evaluated for impairment					1,513.5					1,513.5
Finance receivables: Loans acquired with deteriorated credit quality	$ 1,517.8				2,270.1				$ 1,517.8	2,270.1
Ending balance					$ 1,532.8					$ 1,532.8
Percent of loans to total allowances	0.00%				7.90%				0.00%	7.90%
Gross charge-offs charged directly into specific allowance for loan losses									$ 5.0
Corporate And Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for credit losses										$ 0.2
Other										$ (0.2)
Percent of loans to total allowances	0.00%				0.00%				0.00%	0.00%
Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross charge-offs charged directly into specific allowance for loan losses									$ 15.0